SHARE CAPITAL (Details) - USD ($)		3 Months Ended			9 Months Ended	12 Months Ended
		Jun. 30, 2018		Jun. 30, 2017	Mar. 31, 2018	Mar. 31, 2018		Mar. 31, 2017
Opening Balance		$ 20,463,014		$ 24,150,650	$ 23,491,008	$ 24,150,650		$ 5,399,851
Shares issued on acquisition (Note 4)								23,177,000
Shares issued to exchangeable shares		2,470,622			9,180,785	9,180,785
Options exercised (Note 11)								18,166
Warrants exercised				1,125,038		1,125,038		40,195
Cashless exercise of warrants (iv)								0
Closing Balance		$ 23,941,884		$ 23,491,008	$ 20,463,014	$ 20,463,014		$ 24,150,650
Exchangeable Shares [Member]
Opening Balance (in shares)		295,146		319,396		319,396
Opening Balance		$ 295		$ 319		$ 319
Converted into common shares (in shares)		(20,000)	[1]			(24,250)	[1]	(13,938)	[2]
Converted into common shares		$ (20)	[1]			$ (24)	[1]	$ (14)	[2]
Shares issued to exchangeable shares (in shares)	[2]							13,938
Shares issued to exchangeable shares	[2]							$ 14
Closing Balance (in shares)		275,146			295,146	295,146		319,396
Closing Balance		$ 275			$ 295	$ 295		$ 319
Common Shares [Member]
Opening Balance (in shares)		1,368,856		325,901		325,901		150,608
Opening Balance		$ 1,369		$ 326		$ 326		$ 150
Shares issued on acquisition (Note 4) (in shares)						0		157,667
Shares issued on acquisition (Note 4)						$ 0		$ 157
Shares issued to exchangeable shares (in shares)		20,000				24,250	[2]
Shares issued to exchangeable shares		$ 20				$ 24	[2]
Shares issued for services (in shares)	[3]					0		1,447
Shares issued for services	[3]					$ 0		$ 2
Shares issued on conversion of loans (in shares)		263,639	[4]			985,370	[4]	0	[5]
Shares issued on conversion of loans		$ 264	[4]			$ 986	[4]	$ 0	[5]
Options exercised (Note 11) (in shares)						0		734
Options exercised (Note 11)						$ 0		$ 1
Warrants exercised (in shares)		0				33,335	[6]	1,165	[6]
Warrants exercised		$ 0				$ 34	[6]	$ 1	[6]
Cashless exercise of warrants (iv) (in shares)	[7]					0		342
Cashless exercise of warrants (iv)	[7]					$ 0		$ 1
Closing Balance (in shares)		1,652,495			1,368,856	1,368,856		325,901
Closing Balance		$ 1,653			$ 1,369	$ 1,369		$ 326
Common Shares And Exchangeable Shares [Member]
Opening Balance (in shares)		1,664,002		319,396		319,396		333,334
Opening Balance		$ 1,664		$ 319		$ 319		$ 333
Closing Balance (in shares)		1,927,641			1,664,002	1,664,002		319,396
Closing Balance		$ 1,928			$ 1,664	$ 1,664		$ 319

[1]	During the three month period ended June 30, 2018, 20,000 exchangeable shares were exchanged on a 1 for 1 basis in accordance with their terms. (March 31, 2018 – 24,250 shares).
[2]	During the year ended March 31, 2018, 24,250 exchangeable shares were exchanged for common shares on a 1 for 1 basis in accordance with their terms. (March 31, 2017 –13,938 shares)
[3]	The Company issued 1,447 common shares during the year ended March 31, 2017 for consulting services and recognized $59,500 of share compensation expense.
[4]	During the three month period ended June 30, 2018, 263,639 shares of common stock were issued once the Company increased its authorized shares of common stock from 250,000,000 to 500,000,000. These shares relate to convertible loans and interest that converted on March 31, 2018 and were recorded as a liability on March 31, 2018 until the shares were issued on June 12, 2018. The liability was reclassified at June 12, 2018 into equity by recording the original value of $2,470,622 of the shares to be issued, as well as the fair value of options and warrants at June 12, 2018 net of fair value of options issued in the period ended June 12, 2018 of $1,173,534, which was charged to equity and a $2,048,697 gain on the fair value reevaluation was recognized as other income in the Statement of Operations and Comprehensive Loss.
[5]	During the year ended March 31, 2018, the Company converted $9,171,604 of notes payable and interest into 985,370 common shares. Under the terms of this conversion the remaining $1,220,629 of principal and interest was required to be converted into 263,639 common shares, but were unable to be issued as a result of the Company not having enough authorized shares. The$2,470,622 value of these shares at March 31, 2018 has been classified as a liability until the common shares can be issued. In addition, there was a $376,674 loss recorded in the year connected to the difference of the $2,847,296 market value of the shares at March 31, 2018 and the value of these shares which resulted on the conversion of notes payable, the exercise price of which was based on a 30 day VWAP.
[6]	During the year ended March 31, 2018, the Company consummated an offer to amend and exercise to its warrant holders, enabling them to exercise their outstanding warrants for $37.50 per share, and as a result, 33,335 common shares were issued for net proceeds of $1,125,038 (Note 12).
[7]	During the year ended March 31, 2017, 342 common shares were issued as a result of a cashless exercise of 1,747 warrants with an exercise price of $120.00. Under the terms of the warrant agreement the value of the warrants on exercise is attributed to the shares on exercise and the Company has recognized a value of $43,562.